STOCKHOLDERS' EQUITY (Details Narrative) - USD ($)				1 Months Ended											2 Months Ended		3 Months Ended			4 Months Ended		9 Months Ended
	Aug. 03, 2021	Jun. 15, 2021	Apr. 14, 2021	Jul. 28, 2021	May 20, 2021	Apr. 15, 2021	Apr. 02, 2021	Mar. 16, 2021	Feb. 04, 2021	Feb. 02, 2021	Feb. 01, 2021	Jan. 28, 2021	Dec. 16, 2020	Nov. 19, 2020	Feb. 26, 2021	Feb. 24, 2021	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Nov. 16, 2020	Jul. 02, 2020
Class of Stock [Line Items]
Common stock, par value																	$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001		$ 0.001
Common stock, shares authorized																	1,000,000,000	1,000,000,000		1,000,000,000	1,000,000,000	1,000,000,000		1,000,000,000
Preferred stock, shares authorized																	10,000,000	10,000,000		10,000,000	10,000,000	10,000,000		10,000,000
Preferred stock, par value																	$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001		$ 0.001
Stock issued duriing period, value																	$ 153,000					$ 532,500
Common stock, shares issued																	215,854,396	215,854,396		215,854,396	215,854,396	215,854,396		145,110,130
Common stock, shares outstanding																	215,854,396	215,854,396		215,854,396	215,854,396	215,854,396		145,110,130
Interest expense																	$ 100,701		$ 72,681			$ 333,039	$ 640,404
Proceeds from stock																						$ 521,850	$ 0
Series A Supervoting [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																										15,600
Preferred stock, par value																										$ 0.001
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																	600	600		600	600	600		600	600
Preferred stock, par value																	$ 1,200	$ 1,200		$ 1,200	$ 1,200	$ 1,200		$ 1,200	$ 0.001
Derivative liability													$ 106,241	$ 103,267			$ 143,224	$ 143,224		$ 143,224	$ 143,224	$ 143,224		$ 315,782
Loss on the derivative														58,267
Interest expense														39,000							1,700
Mezzanine liability														$ 84,000
Loss on change in fair market value of derivative liability																	7,755					79,211
Sales commission																	2,541					7,539
Dividend payable																	$ 18,357	$ 18,357		$ 18,357	$ 18,357	$ 18,357		1,653
Series B Convertible Preferred Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Exercise prices																	$ 0.0051	$ 0.0051		$ 0.0051	$ 0.0051	$ 0.0051
Valuation ranging																		$ 0.0063		$ 0.0083
Expected dividend yield																		0.00%		0.00%
Expected volatility																		200.59%		200.59%
Risk-free interest rates																		7.00%		7.00%
Expected term																		11 months 15 days		7 months 17 days
Series B Convertible Preferred Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Exercise prices																	0.0141	$ 0.0141		$ 0.0141	0.0141	0.0141
Valuation ranging																		$ 0.0184		$ 0.0184
Expected volatility																		437.59%		440.99%
Risk-free interest rates																		0.39%		0.39%
Expected term																		1 year 6 months		1 year 4 months 17 days
Series B Convertible Preferred Stock 1 [Member] | Minimum [Member]
Class of Stock [Line Items]
Exercise prices																	0.0060	$ 0.0060		$ 0.0060	0.0060	0.0060
Series B Convertible Preferred Stock 1 [Member] | Maximum [Member]
Class of Stock [Line Items]
Exercise prices																	$ 0.0141	$ 0.0141		$ 0.0141	$ 0.0141	$ 0.0141
Plan 2017 [Member]
Class of Stock [Line Items]
Shares authorized under the plan																	4,500,000	4,500,000		4,500,000	4,500,000	4,500,000
Plan 2019 [Member]
Class of Stock [Line Items]
Shares authorized under the plan																	5,000,000	5,000,000		5,000,000	5,000,000	5,000,000
Officer [Member]
Class of Stock [Line Items]
StockIssuedDuringPeriodSharesIssuedForServices							843,288
StockIssuedDuringPeriodValueIssuedForServices							$ 252,986
Securities Purchase Agr [Member]
Class of Stock [Line Items]
Proceeds from stock													$ 85,000
Note C [Member]
Class of Stock [Line Items]
Accrued interest																	$ 0	$ 0		$ 0	$ 0	$ 0		6,050
Number of shares converted												4,650,978
Number of shares converted, Principal value												$ 40,000
Note F [Member]
Class of Stock [Line Items]
Accrued interest																	876	876		876	876	876		2,986
Number of shares converted											7,200,000
Number of shares converted, Principal value											$ 66,833
Note A [Member]
Class of Stock [Line Items]
Accrued interest																	$ 122,114	$ 122,114		$ 122,114	$ 122,114	$ 122,114		$ 85,824
Number of shares converted				8,000,000		7,500,000			5,000,000
Number of shares converted, Principal value				$ 80,000		$ 75,000			$ 50,000
Noteholder [Member] | Note C [Member]
Class of Stock [Line Items]
Convertible notes payable, face amount												40,000
Accrued interest												$ 6,510
Number of shares converted												4,650,978
Noteholder [Member] | Note F [Member]
Class of Stock [Line Items]
Convertible notes payable, face amount									$ 50,000	$ 66,833
Accrued interest										$ 5,177
Number of shares converted									5,000,000	7,200,000
Investor [Member] | Stock Purchase Agreement [Member]
Class of Stock [Line Items]
Proceeds from convertible debt																$ 5,000,000
Share price																$ 0.015
Stock issued duriing period, shares	10,200,000		8,900,000					8,400,000							8,000,000
Stock issued duriing period, value	$ 153,000		$ 133,500					$ 126,000							$ 120,000
Consultant [Member]
Class of Stock [Line Items]
StockIssuedDuringPeriodSharesIssuedForServices					500,000
StockIssuedDuringPeriodValueIssuedForServices					$ 7,800
Consultant 1 [Member]
Class of Stock [Line Items]
StockIssuedDuringPeriodSharesIssuedForServices					50,000
StockIssuedDuringPeriodValueIssuedForServices					$ 900
Chief Executive [Member]
Class of Stock [Line Items]
Stock Issued During Period Shares Share Based Compensation		1,500,000
Shares Issued, Value Share Based Compensation		$ 450,000